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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ______________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stonerise Capital Management, LLC
Address: 44 Montgomery Street, Suite 2000
         San Francisco, CA 94104

Form 13F File Number: 28-14117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John C. Walker
Title: Managing Member
Phone: (415) 772-1907

Signature, Place, and Date of Signing:

  [/s/] John C. Walker        San Francisco, California       May 15, 2013
-------------------------   ------------------------------   --------------
      [Signature]                     [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $227,514
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[None]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
                            TITLE OF            VALUE    SHRS OR         PUT / INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS    CUSIP   (X1000)   PRN AMT  SH/PRN CALL  DISCRETION  MANAGER    SOLE   SHARED NONE
ACI WORLDWIDE INC              Com   004498101   19,544   400,000   SH            Sole               400,000
AKAMAI TECHNOLOGIES INC        Com   00971T101   22,252   630,000   SH            Sole               630,000
ALLIANCE DATA SYSTEMS CORP     Com   018581108   20,843   128,750   SH            Sole               128,750
AUTODESK INC                   Com   052769106    8,250   200,000   SH            Sole               200,000
CASH STORE FINANCIAL/THE       Com   14756F103    2,975 1,171,323   SH            Sole             1,171,323
COINSTAR INC                   Com   19259P300   30,045   514,300   SH            Sole               514,300
EQUINIX INC                    Com   29444U502   27,796   128,500   SH            Sole               128,500
GAMESTOP CORP-CLASS A          Com   36467W109   13,985   500,000   SH            Sole               500,000
IRON MOUNTAIN INC              Com   462846106   30,864   850,000   SH            Sole               850,000
MONEYGRAM INTERNATIONAL INC    Com   60935Y208   18,100 1,000,000   SH            Sole             1,000,000
MSCI INC                       Com   55354G100   23,242   685,000   SH            Sole               685,000
VALASSIS COMMUNICATIONS INC    Com   918866104    9,618   322,000   SH            Sole               322,000

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